Schedule of Balance with Related Parties (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Koh Kuan Hua [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	[1]	$ 269,467	$ 278,001

[1]	The balances as of December 31, 2024 and 2023 represented the advances from the shareholder for operational purposes and was assigned by Goh Wee Huan to Koh Kuan Hua. The balances were unsecured, non-interest bearing and repayable on demand.